UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€) € in Thousands		Total	Share capital	Premiums related to the share capital	Reserves	Translation reserve	Net income (loss)
Beginning balance at Dec. 31, 2021		€ 22,845	€ 3,102	€ 97,618	€ (25,293)	€ 1,215	€ (53,797)
Net loss		(1,024)					(1,024)
Other comprehensive income		290			224	66
Comprehensive income (loss)		(734)			224	66	(1,024)
Allocation of prior period loss				(48,643)	(5,154)		53,797
Share-based payment		326			326
Ending balance at Jun. 30, 2022		22,436	3,102	48,975	(29,897)	1,281	(1,024)
Beginning balance at Dec. 31, 2022		23,487	3,102	48,975	(29,765)	1,402	(228)
Net loss		(12,201)					(12,201)
Other comprehensive income		(121)			32	(153)
Comprehensive income (loss)		(12,322)			32	(153)	(12,201)
Allocation of prior period loss	[1]			(21,408)	21,180		228
Issue of ordinary shares	[2]	25,077	2,973	22,104
Share-based payment		391			391
Ending balance at Jun. 30, 2023		€ 36,632	€ 6,075	€ 49,671	€ (8,162)	€ 1,249	€ (12,201)

[1]	For each of the years presented the standalone net loss of Erytech Pharma SA has been allocated to the Premiums pursuant to a shareholder meeting decision
[2]	Refer to footnote 4.1.2